Cover	Jul. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-13718
Entity Registrant Name	MDC PARTNERS INC.
Entity Central Index Key	0000876883
Entity Tax Identification Number	98-0364441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Floor 65
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	646
Local Phone Number	429-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Subordinate Voting Shares, no par value
Trading Symbol	MDCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false